Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES [Abstract]:
Voyage revenue	$ 196,076	$ 180,279
EXPENSES [Abstract]:
Voyage expenses	(2,283)	(2,521)
Voyage expenses-related parties	(1,452)	(1,357)
Vessels' operating expenses	(56,365)	(55,733)
General and administrative expenses	(2,099)	(2,465)
Management fees-related parties	(7,573)	(7,483)
Amortization of drydocking and special survey costs	(3,936)	(4,043)
Depreciation	(39,881)	(38,013)
Gain on sale/disposal of vessels, net	1,303	10,771
Foreign exchange gains	192	73
Operating income	83,982	79,508
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	716	309
Interest and finance costs	(38,237)	(36,106)
Other	(101)	477
Gain (loss) on derivative instruments	(679)	(69)
Total other income (expenses)	(38,301)	(35,389)
Net Income	$ 45,681	$ 44,119
Earnings per common share, basic and diluted	$ 0.71	$ 0.73
Weighted average number of shares, basic and diluted	64,462,088	60,300,000